COMPANY ORGANIZATION AND PRINCIPAL ACTIVITIES (Details Narrative) - USD ($)		6 Months Ended		12 Months Ended
	Jul. 14, 2024	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024		Mar. 31, 2023	Jul. 15, 2025	Jul. 26, 2024	May 31, 2024
IfrsStatementLineItems [Line Items]
Convertible loan notes							$ 4,350,000
Issued capital		$ 737		$ 477		$ 475		$ 50,000	$ 8,000,000.0
Lease expiration date			Jul. 01, 2027	Jul. 01, 2027
Right-of-use assets			$ 482,619	$ 482,619	[1]
Lease liabilities			$ 482,619	482,619
Convertible loan note face value issued				100,000
Aggregate face value		$ 4,350,000		$ 3,350,000		$ 3,250,000
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares authorised								960,000,000
Par value per share								$ 0.00005
Preferred shares [member]
IfrsStatementLineItems [Line Items]
Number of shares authorised								40,000,000
Par value per share								$ 0.00005
Diginex Solutions (HK) Limited [member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding		410		410
Par value per share		$ 0.00005		$ 0.00005
Diginex Solutions (HK) Limited [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding	16,756
Description of conversion of equity	one (1) ordinary share of DSL for four hundred and ten (410) Ordinary Shares of the Company
Diginex Solutions (HK) Limited [member] | Preferred shares [member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding	3,151
Description of conversion of equity	one (1) preferred share of DSL for four hundred and ten (410) Preferred Shares of the Company
Diginex Solutions (HK) Limited [member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding	10,172
Description of conversion of equity	one (1) warrant of DSL for four hundred and ten (410) warrants of the Company

[1]	In June 2023, the Group entered into a lease agreement in Monaco which expires in January 2027. The lease has an annual break clause.